Form N-1A Cover	Oct. 18, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED FUND VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 18, 2024
Prospectus Date	Jul. 21, 2025